Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 1,537,000	$ 1,298,000	$ 3,829,000	$ 3,677,000	$ 4,454,000	$ 4,997,000
Operating expenses :
Cost of revenues	1,032,000	818,000	2,136,000	1,996,000	2,174,000	3,969,000
Research and development	24,000	15,000	40,000	55,000	64,000	15,000
Gain on sale of Verdeca					0	(1,138,000)
Impairment of intangible assets					0	141,000
Change in fair value of contingent consideration					0	(70,000)
Gain on sale of property and equipment					(29,000)	(314,000)
Gain on sale of intangible assets	0	0	(4,000,000)	0
Impairment of property and equipment	0	0	36,000	0	0	160,000
Impairment of Right-Of-Use Asset					113,000	0
Selling, general and administrative	2,241,000	1,862,000	6,986,000	6,535,000	8,234,000	9,221,000
Total operating expenses	3,297,000	2,695,000	5,198,000	8,586,000	10,556,000	11,984,000
Loss from continuing operations	(1,760,000)	(1,397,000)	(1,369,000)	(4,909,000)	(6,102,000)	(6,987,000)
Interest income	233,000	133,000	428,000	538,000	695,000	289,000
Other income , net	15,000	17,000	168,000	36,000	48,000	9,000
Valuation loss on March 2023 PIPE	0	0	0	(6,076,000)	(6,076,000)	0
Change in fair value of common stock warrant and option liabilities	330,000	608,000	493,000	5,965,000	6,544,000	3,209,000
Issuance and offering costs allocated to liability classified options	0	0	0	(430,000)	(430,000)	(314,000)
Net loss from continuing operations before income taxes	(1,182,000)	(639,000)	(280,000)	(4,876,000)	(5,321,000)	(3,794,000)
Income tax provision	0	0	0	(1,000)	(8,000)	(14,000)
Net loss from continuing operations	(1,182,000)	(639,000)	(280,000)	(4,877,000)	(5,329,000)	(3,808,000)
Net loss	(1,612,000)	(2,567,000)	(2,974,000)	(11,133,000)	(13,986,000)	(15,612,000)
Net loss attributable to non-controlling interest	0	0	0	(5,000)	(5,000)	(236,000)
Net loss attributable to common stockholders	$ (1,612,000)	$ (2,567,000)	$ (2,974,000)	$ (11,128,000)	$ (13,981,000)	$ (15,376,000)
Net loss per share attributable to common stockholders:
Basic net loss per share attributable to common stockholders from continuing operations	$ (0.87)	$ (0.47)	$ (0.21)	$ (4.08)	$ (4.3)	$ (5.96)
Diluted net loss per share attributable to common stockholders from continuing operations	(0.87)	(0.47)	(0.21)	(4.08)	(4.3)	(5.96)
Basic net loss per share attributable to common stockholders from discontinued operations	(0.32)	(1.42)	(1.98)	(5.24)	$ (7)	$ (19.69)
Net loss per basic share attributable to common stockholders	(1.18)	(1.89)	(2.18)	(9.31)
Net loss per diluted share attributable to common stockholders	$ (1.18)	$ (1.89)	$ (2.18)	$ (9.31)
Weighted-average number of shares used in per share calculations:
Weighted average shares - Basic	1,363,753	1,359,511	1,362,754	1,195,354	1,236,934	599,389
Weighted average shares - Diluted	1,363,753	1,359,511	1,362,754	1,195,354	1,236,934	599,389
Other comprehensive income (loss), net of tax
Unrealized gains on available-for-sale securities	$ 36,000	$ 66,000	$ 117,000	$ 87,000	$ 101,000	$ 0
Reclassification adjustment for gains on available-for-sale securities included in net loss	0	0	(111,000)	0
Other comprehensive income					101,000	0
Change in unrealized gains on available-for-sale securities	36,000	66,000	6,000	87,000
Comprehensive loss	(1,576,000)	(2,501,000)	(2,968,000)	(11,041,000)	(13,880,000)	(15,376,000)
Body Care
Operating expenses :
Net loss from discontinued operations	0	(83,000)	0	(591,000)	(821,000)	(4,784,000)
GoodWheat
Operating expenses :
Net loss from discontinued operations	(430,000)	(1,845,000)	(2,694,000)	(5,665,000)	(7,836,000)	(7,020,000)
Product
Revenues:
Total revenues	1,537,000	1,298,000	3,829,000	3,667,000	4,437,000	4,001,000
Royalty
Revenues:
Total revenues					0	117,000
License
Revenues:
Total revenues	$ 0	$ 0	$ 0	$ 10,000	$ 17,000	$ 879,000